Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (95.0%)
	U.S. Treasury Inflation Indexed Bonds	0.125%	1/15/23	250,798	262,711
[1]	U.S. Treasury Inflation Indexed Bonds	0.625%	4/15/23	704,468	748,827
	U.S. Treasury Inflation Indexed Bonds	0.500%	4/15/24	150,922	164,127
	U.S. Treasury Note/Bond	0.125%	7/31/22	98,000	98,031
	U.S. Treasury Note/Bond	0.125%	8/31/22	75,000	75,023
	U.S. Treasury Note/Bond	1.875%	8/31/22	170,000	173,984
	U.S. Treasury Note/Bond	0.125%	9/30/22	390,000	390,061
	U.S. Treasury Note/Bond	1.375%	10/15/22	102,500	104,358
	U.S. Treasury Note/Bond	1.875%	10/31/22	45,500	46,680
	U.S. Treasury Note/Bond	2.000%	10/31/22	50,000	51,398
	U.S. Treasury Note/Bond	1.625%	11/15/22	25,500	26,082
	U.S. Treasury Note/Bond	2.000%	11/30/22	35,500	36,543
	U.S. Treasury Note/Bond	2.125%	12/31/22	77,300	79,836
	U.S. Treasury Note/Bond	0.500%	3/15/23	50,000	50,320
	U.S. Treasury Note/Bond	0.250%	4/15/23	300,000	300,469
	U.S. Treasury Note/Bond	2.750%	4/30/23	16,500	17,346
	U.S. Treasury Note/Bond	1.625%	5/31/23	100,000	102,984
	U.S. Treasury Note/Bond	1.375%	6/30/23	150,000	153,797
	U.S. Treasury Note/Bond	2.750%	7/31/23	20,800	21,983
	U.S. Treasury Note/Bond	0.125%	10/15/23	25,000	24,934
	U.S. Treasury Note/Bond	0.125%	12/15/23	250,000	249,062
	U.S. Treasury Note/Bond	2.250%	12/31/23	150,000	157,852
	U.S. Treasury Note/Bond	0.125%	1/15/24	185,000	184,220
	U.S. Treasury Note/Bond	2.250%	1/31/24	28,500	30,032
	U.S. Treasury Note/Bond	2.750%	2/15/24	40,500	43,265
	U.S. Treasury Note/Bond	2.125%	3/31/24	100,000	105,219
	U.S. Treasury Note/Bond	0.375%	4/15/24	100,000	100,125
	U.S. Treasury Note/Bond	2.000%	4/30/24	58,046	60,912
	U.S. Treasury Note/Bond	2.250%	4/30/24	315,000	332,916
	U.S. Treasury Note/Bond	2.000%	5/31/24	185,000	194,279
[2]	U.S. Treasury Note/Bond	1.750%	6/30/24	305,000	318,105
	U.S. Treasury Note/Bond	2.000%	6/30/24	270,000	283,753
	U.S. Treasury Note/Bond	1.750%	7/31/24	90,000	93,923
	U.S. Treasury Note/Bond	2.125%	7/31/24	133,000	140,398
	U.S. Treasury Note/Bond	2.375%	8/15/24	185,000	196,880
	U.S. Treasury Note/Bond	1.250%	8/31/24	360,000	369,787
	U.S. Treasury Note/Bond	1.875%	8/31/24	250,000	261,953
	U.S. Treasury Note/Bond	1.500%	9/30/24	195,000	201,886
	U.S. Treasury Note/Bond	2.125%	9/30/24	60,000	63,413
	U.S. Treasury Note/Bond	1.500%	10/31/24	100,000	103,562
	U.S. Treasury Note/Bond	2.250%	10/31/24	12,427	13,195
	U.S. Treasury Note/Bond	1.500%	11/30/24	125,000	129,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	2.250%	12/31/24	13,145	13,977
	U.S. Treasury Note/Bond	1.375%	1/31/25	190,000	195,878
	U.S. Treasury Note/Bond	1.125%	2/28/25	100,000	102,125
	U.S. Treasury Note/Bond	2.125%	5/15/25	65,000	68,941
	U.S. Treasury Note/Bond	0.250%	5/31/25	87,000	85,654
	U.S. Treasury Note/Bond	0.250%	6/30/25	15,000	14,754
	U.S. Treasury Note/Bond	2.750%	6/30/25	87,000	94,545
	U.S. Treasury Note/Bond	0.250%	7/31/25	192,000	188,610
	U.S. Treasury Note/Bond	2.000%	8/15/25	60,000	63,394
	U.S. Treasury Note/Bond	0.250%	9/30/25	16,000	15,680
	U.S. Treasury Note/Bond	0.250%	10/31/25	74,000	72,416
	U.S. Treasury Note/Bond	0.375%	12/31/25	103,000	101,101
	U.S. Treasury Note/Bond	0.375%	1/31/26	90,000	88,200
					7,668,959
Conventional Mortgage-Backed Securities (1.4%)
[3,4]	Fannie Mae Pool	3.000%	12/1/49–1/1/50	29,352	30,284
[3,4]	Fannie Mae Pool	3.500%	1/1/49–8/1/49	25,765	26,804
[3,4]	Fannie Mae Pool	4.000%	4/1/49–8/1/49	17,884	18,848
[3,4]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	11,489	12,227
[3,4]	Freddie Mac Gold Pool	4.500%	1/1/49	1,395	1,495
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	34	39
[3,4]	Freddie Mac Pool	3.000%	11/1/49	5,095	5,184
[3]	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	5,246	5,394
[3,4]	UMBS Pool	4.000%	12/1/40–3/1/49	6,710	7,420
[3,4]	UMBS Pool	5.000%	3/1/42–2/1/44	4,553	5,218
					112,913
Nonconventional Mortgage-Backed Securities (2.9%)
[3,4]	Fannie Mae REMICS	1.750%	11/25/32–3/25/46	37,265	37,533
[3,4]	Fannie Mae REMICS	1.850%	8/25/46	7,850	7,929
[3,4]	Fannie Mae REMICS	2.125%	10/25/42	1,073	1,082
[3,4]	Fannie Mae REMICS	2.250%	10/25/43–7/15/44	13,295	13,576
[3,4]	Fannie Mae REMICS	2.500%	11/25/42–12/25/49	7,691	7,865
[3,4]	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	28,741	30,298
[3,4]	Fannie Mae REMICS	4.000%	12/25/46	6,520	6,872
[3,4]	Fannie Mae REMICS	5.000%	9/25/40	4,964	5,596
[3,4]	Freddie Mac REMICS	1.750%	4/15/43	2,724	2,792
[3,4]	Freddie Mac REMICS	2.000%	7/15/42	3,543	3,657
[3,4]	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	6,089	6,184
[3,4]	Freddie Mac REMICS	2.500%	12/15/39–12/25/49	19,564	20,137
[3,4]	Freddie Mac REMICS	3.000%	7/25/49	6,011	6,247
[3,4]	Freddie Mac REMICS	3.500%	12/25/49	3,848	4,057
[3,4]	Freddie Mac REMICS	5.000%	12/15/40	8,203	9,392
[3,4]	Freddie Mac Strips	2.500%	9/15/47	11,363	11,860
[3,4]	Freddie Mac Strips	3.000%	6/15/42	3,499	3,645
[3]	Ginnie Mae	1.500%	10/20/45	8,007	8,008
[3]	Ginnie Mae	2.500%	11/20/47–9/20/49	9,970	10,448
[3]	Ginnie Mae	2.750%	9/20/45–5/20/46	15,852	16,092
[3]	Ginnie Mae	3.000%	8/20/44–12/20/47	18,699	19,088
[3]	Ginnie Mae	4.000%	10/20/47	1,515	1,615
					233,973
Total U.S. Government and Agency Obligations (Cost $8,011,824)					8,015,845
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3]	U.S. Small Business Administration Class 1 Series 2002-20L	5.100%	12/1/22	249	255
[3]	U.S. Small Business Administration Class 1 Series 2004-20F	5.520%	6/1/24	422	446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	U.S. Small Business Administration Class 1 Series 2004-20G	5.190%	7/1/24	178	187
[3]	U.S. Small Business Administration Class 1 Series 2005-20J	5.090%	10/1/25	597	640
[3]	U.S. Small Business Administration Class 1 Series 2006-20D	5.640%	4/1/26	665	721
[3]	U.S. Small Business Administration Class 1 Series 2006-20L	5.120%	12/1/26	1,360	1,472
[3]	U.S. Small Business Administration Class 1 Series 2007-20C	5.230%	3/1/27	1,100	1,204
[3]	U.S. Small Business Administration Class 1 Series 2007-20D	5.320%	4/1/27	789	861
[3]	U.S. Small Business Administration Class 1 Series 2007-20E	5.310%	5/1/27	2,011	2,185
[3]	U.S. Small Business Administration Class 1 Series 2007-20G	5.820%	7/1/27	794	876
[3]	U.S. Small Business Administration Class 1 Series 2007-20I	5.560%	9/1/27	3,650	4,048
[3]	U.S. Small Business Administration Class 1 Series 2009-20I	4.200%	9/1/29	1,589	1,727
[3]	U.S. Small Business Administration Class 1 Series 2009-20J	3.920%	10/1/29	2,537	2,731
[3]	U.S. Small Business Administration Class 1 Series 2009-20K	4.090%	11/1/29	1,375	1,484
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $17,897)					18,837
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5]	Vanguard Market Liquidity Fund (Cost $67,552)	0.068%		675,519	67,552
Total Investments (100.4%) (Cost $8,097,273)					8,102,234
Other Assets and Liabilities—Net (-0.4%)					(31,976)
Net Assets (100%)					8,070,258
Cost is in $000.
1	Securities with a value of $368,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $12,563,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	7,016	1,548,837	(268)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(3,078)	(406,392)	445
5-Year U.S. Treasury Note	June 2021	(5,183)	(642,368)	(978)
Ultra 10-Year U.S. Treasury Note	June 2021	(1,769)	(257,472)	(62)
Ultra Long U.S. Treasury Bond	June 2021	(131)	(24,354)	271
				(324)
				(592)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
E.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,015,845	—	8,015,845
Asset-Backed/Commercial Mortgage-Backed Securities	—	18,837	—	18,837
Temporary Cash Investments	67,552	—	—	67,552
Total	67,552	8,034,682	—	8,102,234
Derivative Financial Instruments
Assets
Futures Contracts[1]	716	—	—	716
Liabilities
Futures Contracts[1]	1,308	—	—	1,308
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.